Jun. 28, 2016
MFS® Lifetime® 2055 Fund
MFS® Lifetime® 2055 Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is June 28, 2016. MFS® Lifetime® 2055 Fund
Effective immediately, the following is added after the second paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information":
On June 14, 2016, the Board of Trustees of the fund approved modifications to the underlying fund selections and underlying fund target weightings of the fund.  The transition to the revised underlying fund selections and underlying fund allocations will commence in mid August 2016, and will be completed by August 26, 2016, although these dates could change based on market conditions and other factors.

As of August 26, 2016, the fund's target allocation among asset classes and the underlying funds is expected to be:

Bond Funds:	5%
MFS Inflation-Adjusted Bond Fund	3%
MFS Total Return Bond Fund	3%
International Stock Funds:	28%
MFS Blended Research Emerging Markets Equity Fund	1%
MFS Blended Research International Equity Fund	11%
MFS Emerging Markets Equity Fund	1%
MFS International Growth Fund	4%
MFS International New Discovery Fund	4%
MFS International Value Fund	4%
MFS Research International Fund	4%
U.S. Stock Funds:	57%
MFS Blended Research Core Equity Fund	4%
MFS Blended Research Growth Equity Fund	6%
MFS Blended Research Mid Cap Equity Fund*	10%
MFS Blended Research Small Cap Equity Fund	3%
MFS Blended Research Value Equity Fund	6%
MFS Growth Fund	6%
MFS Mid Cap Growth Fund	5%
MFS Mid Cap Value Fund	5%
MFS New Discovery Fund	1%
MFS New Discovery Value Fund	1%
MFS Research Fund	4%
MFS Value Fund	6%
Specialty Funds:	10%
MFS Commodity Strategy Fund	5%
MFS Global Real Estate Fund	5%

All percentages are rounded to the nearest percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

* MFS Blended Research Mid Cap Equity Fund is currently in registration with the Securities and Exchange Commission and will not be available for investment until August 2016.